SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Principles of consolidation:
a.	Principles of consolidation:

The consolidated financial statements include accounts of the Company’s wholly-owned subsidiaries as well as the Japanese subsidiary in which the Company controls a majority stake. All intercompany accounts and transactions are eliminated.

Use of estimates:
b.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant items subject to such estimates and assumptions include, but are not limited to income taxes, share-based compensation, deferred contract acquisition costs, capitalized software development costs, as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Foreign currency:
c.	Foreign currency:

Most of the Company’s revenues and costs are denominated in U.S. dollar. The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company operate, thus, the functional and reporting currency of the Company is the U.S. dollar, with the exception of its Japanese subsidiary, for which the Japanese Yen is the functional currency. Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Accounting Standard Codification ("ASC") No. 830 "Foreign Currency Matters." All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

The financial statements of the Japanese subsidiary are translated to U.S. dollars using the balance sheet date exchange rates for assets and liabilities, historical rates of exchange for equity, and average exchange rates in the period for revenues and expenses. The effects of foreign currency translation adjustments are included in shareholders’ equity as a component of accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets.

Cash and cash equivalents:
d.	Cash and cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired. As of December 31, 2022 and 2021, the Company’s cash and cash equivalents consisted of $46,105 and $59,770 of cash held in the Company’s checking accounts and $48,000 and $217,119 bank deposits with original maturities of three months or less, respectively.

Short-term bank deposits:
e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and less than one year. As of December 31, 2022 and 2021, the Company’s bank deposits are denominated in U.S. dollars and bears yearly interest at weighted average rates of 4.84% and 0.74%. Short-term bank deposits are presented at their cost, including accrued interest.

Restricted deposits:
f.	Restricted deposits:
These deposits are used as security for rental of premises and classified according to the lease agreements’ term.
Investments in marketable securities

g. Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments - Debt Securities”. Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its marketable securities as available-for-sale (“AFS”) as the Company may sell these securities at any time for use in its current operations or for other purposes, even prior to maturity. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, reported in accumulated other comprehensive income (loss) in shareholders' equity. Realized gains and losses on sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income, net. For unrealized losses in marketable securities that the Company does not intend to sell before maturity, the Company further evaluates whether declines in fair value below amortized cost are due to credit or non-credit related factors. As of December 31, 2022 there was no other-than-temporary-impairment charge for any unrealized losses.

Fair value of financial instruments:
h.	Fair value of financial instruments:

The Company applies ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), with respect to fair value measurements of all financial assets and liabilities.

The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Cash equivalents, short term deposits, short term restricted deposit, trade receivable, trade payable, employee and payroll accruals and accrued expenses are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date.

Concentration of credit Risk:
i.	Concentration of credit Risk:

Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents, short term deposits, restricted deposits, marketable securities and trade receivables. For cash and cash equivalents, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. The Company places its cash and cash equivalents and short-term deposits with financial institutions with high-quality credit ratings and has not experienced any losses in such accounts.

Marketable securities are invested in securities denominated in dollar.

The Company's marketable securities consist of investments in U.S. Treasuries and U.S. Government Agencies.

For trade receivable, the Company is exposed to credit risk in the event of non-payment by customers to the extent of the amounts recorded on the accompanying consolidated balance sheets.

As of December 31, 2022 and 2021 and for the years ended on these dates, there were no customers represented balance greater than 10% and no customers represented greater amount than 10% of total revenue.

Derivative Financial Instruments
j.	Derivative Financial Instruments

The Company enters into foreign currency forward and option contracts with financial institutions to protect against foreign exchange risks for the exposure to changes in the exchange rate of the New Israeli Shekel (“NIS”) against the U.S. dollar that are associated with forecasted future cash flows and certain current existing assets and liabilities for up to twelve months. The Company’s primary objective in entering into these contracts is to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company’s derivative instruments expose the Company to credit risk to the extent that the counterparties may be unable to meet the terms of the contract. The Company seeks to mitigate such risk by limiting its counterparties to major financial institutions. In addition, the potential risk of loss resulting from this type of credit risk is monitored on an ongoing basis. The Company does not use derivative instruments for trading or speculative purposes.

The Company accounts for its derivative instruments based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheets at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, are recorded as either prepaid expenses and other assets or accrued expenses and other liabilities in the consolidated balance sheets. The Company records changes in the fair value of these derivatives in accumulated other comprehensive income (loss) in the consolidated balance sheets, until the forecasted transaction occurs.

Upon occurrence, the Company reclassifies the related gain or loss on the derivative to the same financial statement line item in the consolidated statements of operations to which the derivative relates.

As of December 31, 2022 and 2021, the gross notional amount of the Company’s outstanding foreign currency contracts designated as hedging instruments was $50,298 and $32,797 respectively.

Trade receivables:
k.	Trade receivables:

Trade receivables includes billed and unbilled receivables. Trade receivables are recorded at invoiced amounts and do not bear interest. The Company generally does not require collateral and provides for expected losses. The expectation of collectability is based on a review of credit profiles of customers, contractual terms and conditions, current economic trends, and historical payment experience. The Company regularly reviews the adequacy of its allowances by considering the age of each outstanding invoice and the collection history of each customer and future collection expectations to determine the appropriate amount of allowances. Trade receivables deemed uncollectible are charged against the allowance for doubtful accounts when identified.

Unbilled trade receivables represent an unconditional right to consideration for the Company’s performance under the customer contract occurs before invoicing to the customer. As of December 31, 2022 and 2021, unbilled trade receivables of $4,084 and $5,477, respectively, was included in trade receivables on the Company’s consolidated balance sheets.

Property and equipment:
l.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Software, computers and peripheral equipment	33
Office furniture and equipment	10-33
Capitalized development costs	33
Leasehold improvement	By the shorter of remaining lease term or estimated useful life of the asset

Long-lived assets
m.    Long-lived assets:

The long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment" ("ASC No. 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During the year ended December 31, 2022, the Company recorded an impairment of $2,246 related to certain right-of use and intangible assets. No impairment losses were identified for the year ended December 31, 2021 and 2020.

Leases

n.     Leases:

On January 1, 2022, the Company adopted ASU No. 2016-02, Leases (ASC 842). The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset.

The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the present value of lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under the Company’s lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. Variable lease payments are primarily comprised of payments affected by CPI and utility charges. Lease expenses are recognized on a straight-line basis over the lease term.

Business combinations:
o.	Business combinations:

The Company accounts for business combinations in accordance with ASC 805, "Business Combinations" (“ASC 805”). ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price is allocated to goodwill and any subsequent changes in estimated contingencies are to be recorded in earnings. Acquisition related costs are expensed to the statement of operations in the period incurred. The Company accounts for a transaction as an asset acquisition when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, or otherwise does not meet the definition of a business. Asset acquisition-related direct costs are capitalized as part of the asset or assets acquired.

Goodwill and intangible assets:
p.	Goodwill and intangible assets:

Goodwill represents the excess of the purchase price in a business combination over the fair value of net assets acquired. Goodwill is not amortized, but rather the carrying amounts of these assets are assessed for impairment at least annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Goodwill impairment, if any, is determined by comparing the reporting unit fair value to its carrying value. An impairment loss is recognized in an amount equal to the excess of the reporting unit’s carrying value over its fair value, up to the amount of goodwill allocated to the reporting unit. There was no goodwill impairment for the years ended December 31, 2022, 2021 and 2020.

Intangible assets are amortized on a straight-line basis over the estimated useful life of the respective asset. Each period the Company evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.

Severance pay:
q.	Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

All of the Company's liability for severance pay is covered by the provisions of Section 14 of the Israeli Severance Pay Law ("Section 14"). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, continued on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's consolidated balance sheets.

Severance expense for the years ended December 31, 2022, 2021 and 2020 amounted to $3,967, $3,490 and $2,495 respectively.

U.S. defined contribution plan

r.       U.S. defined contribution plan:

The U.S. subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. Effective January 1, 2022. The Company matches 100% of employee contributions to the plan up to a limit of 5% of their eligible compensation. For the year ended December 31, 2022 the U.S. subsidiary recorded expenses for matching contributions of $2,211.

Contingencies:
s.	Contingencies:

The Company accounts for its contingent liabilities in accordance with ASC 450, Contingencies ("ASC 450"). A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Revenue recognition:
t.	Revenue recognition:

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from contracts with customers (“ASC 606”) and determines revenue recognition through the following steps:

1.	Identification of the contract, or contracts, with a customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of revenue when, or as, the performance obligations are satisfied.

The Company revenues are comprised from Software-as-a-Service (“SaaS”) subscriptions and professional services. The Company solution, which allow the customer to access its hosted platform over the contract period without taking possession of the platform, provided on a subscription basis, and recognized ratably over the contract period. Professional services revenues are recognized as services are performed.

The Company recognizes revenue when its customer obtains control of promised services in an amount that reflects the consideration that the company expects to receive in exchange for those services.

Subscription services and professional services arrangements are generally non-cancelable and do not allow refunds to customers.

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer, excluding taxes assessed by a governmental authority, that are collected by the Company from a customer.

For arrangements with multiple performance obligations, which represent promises within an arrangement that are capable of being distinct, the Company allocates revenue to all distinct performance obligations based on their relative stand-alone selling price (“SSP”). The Company uses judgment in determining the SSP. If the SSP is not observable through standalone transactions, the Company estimates the SSP considering available information such as market segment, number of users, geographic factors, and internally approved pricing guidelines related to the performance obligation.

The Company typically establish SSP for its products and services, which is reassessed on a periodic basis or when facts and circumstances change.

The Company applied the practical expedient in Topic 606 and did not evaluate contracts of one year or less for the existence of a significant financing component.

Cost to obtain a contract:
u.	Cost to obtain a contract:

As part of ASC 340-40, Other assets and deferred costs, the Company capitalizes sales commissions and associated payroll taxes paid to sales personnel that are incremental to the acquisition of customer contracts. The guidance resulted in the capitalization of additional contract acquisition costs, which are subsequently amortized over the period of benefit which is four years by taking into consideration the length of terms in its customer contracts including expected renewals and churn, life of the technology and other factors. Sales commissions for the renewal of a contract are not considered commensurate with the sales commissions paid for the acquisition of the initial contract given a substantive difference in commission rates in proportion to their respective contract values.

We have applied the practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

The Company periodically reviews these deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the years ended December 31, 2022, 2021 and 2020.

The following table represents a rollforward of deferred contract acquisition costs:

	Year ended December 31,
	2022	2021	2020
Beginning balance	$56,374	$29,729	$20,769
Additions to deferred contract acquisition costs	33,711	41,396	17,160
Amortization of deferred contract acquisition costs	(23,688)	(14,751)	(8,200)
Ending balance	$66,397	$56,374	$29,729
Deferred contract acquisition costs (to be recognized in next 12 months)	$26,287	$20,405	$10,712
Deferred contract acquisition costs, non-current	$40,110	$35,969	$19,017

Deferred revenues and remaining performance obligations:
v.	Deferred revenues and remaining performance obligations:

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition and is recognized as the revenue recognition criteria are met. The Company recognized revenue of $82,080 and $53,570 for the years ended December 31, 2022 and 2021, respectively, that were included in the corresponding contract liability balance at the beginning of the period.

Deferred revenue that is anticipated to be recognized during the succeeding 12-months period is recorded as current deferred revenue and the remaining portion is recorded as non-current deferred revenue. For disaggregation of revenue please refer to Note 12.

As of December 31, 2022, the total remaining non-cancellable performance obligations under the Company’s contracts with customers was $374,023. Of this amount, the Company expects to recognize revenue of $215,514, or 58%, over the next 12 months, with the remainder to be recognized thereafter.

Software development costs:
w.	Software development costs:

The Company capitalizes qualifying internal use software development costs related to its cloud platform. The costs consist of personnel costs (including related benefits and share-based compensation) that are incurred during the application development stage. Capitalization of costs begins when two criteria are met: (1) the preliminary project stage is completed, and (2) it is probable that the software will be completed and used for its intended function. Capitalization ceases when the software is substantially complete and ready for its intended use, including the completion of all significant testing. Costs related to preliminary project activities and post implementation operating activities are expensed as incurred. Capitalized costs are included in property and equipment, net. These costs are amortized over the estimated useful life of the software, which is three years, on a straight-line basis, which represents the manner in which the expected benefit will be derived. The amortization of costs related to the platform applications is included in cost of revenue in the consolidated statements of operations.

Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

For the years ended December 31, 2022, 2021 and 2020 the Company capitalized a total amount of $4,955, $3,912 and $1,530 respectively.

Research and development:
x.	Research and development:

Research and development costs include personnel-related costs associated with the Company’s engineering, data science, product and design teams as well as consulting and professional fees, for third-party development resources, third-party licenses for software development tools and allocated overhead costs. Research and development are generally expensed as incurred except for certain internal-use software development costs, which may be capitalized as noted above.

Advertising expenses:
y.	Advertising expenses:
Advertising cost are expensed as incurred. Advertising expense amounted to $15,168, $18,658 and $13,148 for the years ended December 31, 2022, 2021 and 2020, respectively.
Basic and diluted net loss per share:
z.	Basic and diluted net loss per share:

Basic and diluted net loss per share is computed based on the weighted-average number of shares of ordinary shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus dilutive potential shares considered outstanding during the period, in accordance with ASC 260-10. Basic and diluted net loss per share of ordinary shares was the same for each period presented as the inclusion of all potential ordinary shares outstanding was anti-dilutive.

Share-based compensation:
aa.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation – Stock Compensation" ("ASC 718"), including share options and restricted share units (RSUs) granted to employees, directors, and non-employees, and share purchase rights granted under the Employee Share Purchase Plan (“ESPP”) to employees, based on the estimated fair value of the awards on the date of grant.

The fair value of each share option granted is estimated using the Black-Scholes option-pricing model and for ESPP awards, the Company uses a Monte Carlo option-pricing model. The determination of the grant-date fair value using an option-pricing model is affected by the fair value of the Company’s ordinary share as well as a number of inputs, of which the most significant are the exercise price, volatility and the expected option term. The fair value of each RSU is based on the fair value of the Company’s ordinary shares on the date of grant.

Share-based compensation is generally recognized on a straight-line basis over the requisite service period and based on the accelerated method for performance-based awards. Some of the awards granted are subject to certain performance criteria: accordingly compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied. Forfeitures are accounted for in the period in which they occur.

Income taxes:
bb.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). This standard prescribes the use of the liability method, whereby deferred tax asset and liability accounts balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, and if it is more likely than not that some portion of the entire deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740-10, "Income Taxes". Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

Recently adopted accounting pronouncements:
cc.	Recently adopted accounting pronouncements:

As an “emerging growth company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842). The standard requires the recognition of ROU assets and lease liabilities for all leases. The standard requires a modified retrospective transition approach to recognize and measure leases at the initial application. In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU 2016-02 for non-public entities to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022.

The Company adopted the standard as of January 1, 2022, using a modified retrospective transition approach. The Company adopted the ”package of practical expedients”, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs.

As a result, the consolidated balance sheets as of December 31, 2021 were not restated, continue to be reported under ASC 840, which did not require recognition of operating lease assets and liabilities on the balance sheets, and are not comparative. The adoption of the standard resulted in the recognition of ROU assets and lease liabilities of $13,117 and $14,240, respectively, on January 1, 2022, which included reclassifying deferred rent and rent prepayments as components of the ROU assets. The standard did not have a material impact on the Company's consolidated statements of operations or cash flows.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing a variety of exceptions within the framework of ASC 740. These exceptions include the exception to the incremental approach for intraperiod tax allocation in the event of a loss from continuing operations and income or a gain from other items (such as other comprehensive income), and the exception to using general methodology for the interim period tax accounting for year-to-date losses that exceed anticipated losses. The standard did not have a material impact on the Company's consolidated statements of operations, financial positions or cash flows.

Accounting pronouncements not yet adopted:
dd.	Accounting pronouncements not yet adopted:

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company beginning January 1, 2023, and interim periods therein. The Company has evaluated the effect of ASU 2016-13 and expects no material impact on the Company’s consolidated financial statements and disclosures.